Related party transactions - Narrative (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	Jul. 31, 2018 USD ($) agreement	Jul. 31, 2017 USD ($) agreement	Feb. 28, 2017 USD ($) agreement	Dec. 31, 2016 USD ($) agreement	Dec. 31, 2018 USD ($) company	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) agreement	Aug. 10, 2018 CNY (¥)	Aug. 10, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Jul. 06, 2018 USD ($)
Related party transactions
Proceeds from disposal of property, plant and equipment and assets classified as held-for-sale					$ 398,162,000	$ 688,192,000	$ 259,799,000
Number of leasing companies | company					3
Grant of licensing, cost of sales					$ 0
Sino IC Leasing (Tianjin) Co., Ltd.
Related party transactions
Number of financing arrangements | agreement	4		3	2			2
Proceeds from disposal of property, plant and equipment and assets classified as held-for-sale			$ 250,600,000	$ 249,200,000
Xincheng Leasing (Tianjin) Co., Ltd, Xindian Leasing (Tianjin) Co., Ltd and Xinlu Leasing (Tianjin) Co., Ltd
Related party transactions
Number of financing arrangements | agreement		7
Proceeds from disposal of property, plant and equipment and assets classified as held-for-sale		$ 410,800,000
SMEC
Related party transactions
Grant of licensing, revenue					$ 163,845,000
Xinhe Leasing (Tianjin) Co., Ltd
Related party transactions
Proceeds from disposal of property, plant and equipment and assets classified as held-for-sale	$ 306,800,000
Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing")
Related party transactions
Amount of debt subscribed								¥ 100.0	$ 14,600,000	¥ 200.0	$ 30,200,000
Oriented Debt Financing Instrument [Member] | Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Related party transactions
Principal amount | ¥										500.0
Oriented Debt Financing Instrument [Member] | Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing") | Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Related party transactions
Amount of debt subscribed								¥ 100.0	$ 14,600,000	¥ 200.0	$ 30,200,000